Fair Values (Fair Value - Derivatives) (Details) - Fair Value, Measurements, Recurring [Member] - Designated as Hedging Instrument [Member] - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	$ 253	$ 276
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	310	475
Fair Value, Net Asset (Liability), Total	(57)	(199)
Cash Flow Hedging [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	7	10
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	7	27
Cash Flow Hedging [Member] | Power swaps [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	5	10
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	2	4
Cash Flow Hedging [Member] | Foreign Exchange Forward [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	2
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	5	23
Regulatory Deferral Hedge [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	181	229
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	13	12
Regulatory Deferral Hedge [Member] | Foreign Exchange Forward [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	32	106
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	4
Regulatory Deferral Hedge [Member] | Derivative instrument whose primary underlying risk is tied to commodity prices for coal purchases.
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	127	74
Regulatory Deferral Hedge [Member] | Natural gas purchases and sales [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	5	33
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	6	2
Regulatory Deferral Hedge [Member] | Heavy fuel oil purchases [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	12	9
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability		6
Regulatory Deferral Hedge [Member] | Power purchases [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	5	7
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	3	4
Held for Trading Hedge [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	63	37
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	290	434
Held for Trading Hedge [Member] | Power swaps [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	12	(6)
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability		17
Held for Trading Hedge [Member] | Power swaps and physical contracts [Member]
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	50
Held for Trading Hedge [Member] | Natural gas swaps, futures, forwards, physical contracts [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	51	43
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	240	417
Other Derivatives Hedge [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	2
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability		2
Other Derivatives Hedge [Member] | Foreign Exchange Forward [Member]
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability		1
Other Derivatives Hedge [Member] | Interest Rate Swap [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	2
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability		1
Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	14	21
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	65	25
Fair Value, Net Asset (Liability), Total	(51)	(4)
Fair Value, Inputs, Level 1 [Member] | Foreign Exchange Forward [Member]
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability		0
Fair Value, Inputs, Level 1 [Member] | Cash Flow Hedging [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	5	10
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	2	4
Fair Value, Inputs, Level 1 [Member] | Cash Flow Hedging [Member] | Power swaps [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	5	10
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	2	4
Fair Value, Inputs, Level 1 [Member] | Cash Flow Hedging [Member] | Foreign Exchange Forward [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	0	0
Fair Value, Inputs, Level 1 [Member] | Regulatory Deferral Hedge [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	9	18
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	8	5
Fair Value, Inputs, Level 1 [Member] | Regulatory Deferral Hedge [Member] | Foreign Exchange Forward [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	0	0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	0
Fair Value, Inputs, Level 1 [Member] | Regulatory Deferral Hedge [Member] | Derivative instrument whose primary underlying risk is tied to commodity prices for coal purchases.
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	0	0
Fair Value, Inputs, Level 1 [Member] | Regulatory Deferral Hedge [Member] | Natural gas purchases and sales [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	0	8
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	5
Fair Value, Inputs, Level 1 [Member] | Regulatory Deferral Hedge [Member] | Heavy fuel oil purchases [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	4	3
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability		0
Fair Value, Inputs, Level 1 [Member] | Regulatory Deferral Hedge [Member] | Power purchases [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	5	7
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	3	4
Fair Value, Inputs, Level 1 [Member] | Regulatory Deferral Hedge [Member] | Physical natural gas purchases and sales [Member]
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability		1
Fair Value, Inputs, Level 1 [Member] | Held for Trading Hedge [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	0	(7)
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	55	16
Fair Value, Inputs, Level 1 [Member] | Held for Trading Hedge [Member] | Power swaps [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	0	(7)
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability		12
Fair Value, Inputs, Level 1 [Member] | Held for Trading Hedge [Member] | Power swaps and physical contracts [Member]
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	49
Fair Value, Inputs, Level 1 [Member] | Held for Trading Hedge [Member] | Natural gas swaps, futures, forwards, physical contracts [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	0	0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	6	4
Fair Value, Inputs, Level 1 [Member] | Other Derivatives Hedge [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability		0
Fair Value, Inputs, Level 1 [Member] | Other Derivatives Hedge [Member] | Foreign Exchange Forward [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	0
Fair Value, Inputs, Level 1 [Member] | Other Derivatives Hedge [Member] | Interest Rate Swap [Member]
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability		0
Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	205	215
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	62	61
Fair Value, Net Asset (Liability), Total	143	154
Fair Value, Inputs, Level 2 [Member] | Foreign Exchange Forward [Member]
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability		1
Fair Value, Inputs, Level 2 [Member] | Cash Flow Hedging [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	2	0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	5	23
Fair Value, Inputs, Level 2 [Member] | Cash Flow Hedging [Member] | Power swaps [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	0	0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	0	0
Fair Value, Inputs, Level 2 [Member] | Cash Flow Hedging [Member] | Foreign Exchange Forward [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	2
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	5	23
Fair Value, Inputs, Level 2 [Member] | Regulatory Deferral Hedge [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	172	210
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	5	7
Fair Value, Inputs, Level 2 [Member] | Regulatory Deferral Hedge [Member] | Foreign Exchange Forward [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	32	106
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	4
Fair Value, Inputs, Level 2 [Member] | Regulatory Deferral Hedge [Member] | Derivative instrument whose primary underlying risk is tied to commodity prices for coal purchases.
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	127	74
Fair Value, Inputs, Level 2 [Member] | Regulatory Deferral Hedge [Member] | Natural gas purchases and sales [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	5	25
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	1	1
Fair Value, Inputs, Level 2 [Member] | Regulatory Deferral Hedge [Member] | Heavy fuel oil purchases [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	8	5
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability		6
Fair Value, Inputs, Level 2 [Member] | Regulatory Deferral Hedge [Member] | Power purchases [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	0	0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	0	0
Fair Value, Inputs, Level 2 [Member] | Held for Trading Hedge [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	29	5
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	52	29
Fair Value, Inputs, Level 2 [Member] | Held for Trading Hedge [Member] | Power swaps [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	3	1
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability		5
Fair Value, Inputs, Level 2 [Member] | Held for Trading Hedge [Member] | Power swaps and physical contracts [Member]
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	5
Fair Value, Inputs, Level 2 [Member] | Held for Trading Hedge [Member] | Natural gas swaps, futures, forwards, physical contracts [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	26	4
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	47	24
Fair Value, Inputs, Level 2 [Member] | Other Derivatives Hedge [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	2
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability		2
Fair Value, Inputs, Level 2 [Member] | Other Derivatives Hedge [Member] | Foreign Exchange Forward [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	2
Fair Value, Inputs, Level 2 [Member] | Other Derivatives Hedge [Member] | Interest Rate Swap [Member]
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability		1
Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	34	40
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	183	389
Fair Value, Net Asset (Liability), Total	(149)	(349)
Fair Value, Inputs, Level 3 [Member] | Foreign Exchange Forward [Member]
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability		0
Fair Value, Inputs, Level 3 [Member] | Cash Flow Hedging [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	0	0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	0	0
Fair Value, Inputs, Level 3 [Member] | Cash Flow Hedging [Member] | Power swaps [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	0	0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	0	0
Fair Value, Inputs, Level 3 [Member] | Cash Flow Hedging [Member] | Foreign Exchange Forward [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	0	0
Fair Value, Inputs, Level 3 [Member] | Regulatory Deferral Hedge [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	0	1
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	0	0
Fair Value, Inputs, Level 3 [Member] | Regulatory Deferral Hedge [Member] | Foreign Exchange Forward [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	0	0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	0
Fair Value, Inputs, Level 3 [Member] | Regulatory Deferral Hedge [Member] | Derivative instrument whose primary underlying risk is tied to commodity prices for coal purchases.
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	0	0
Fair Value, Inputs, Level 3 [Member] | Regulatory Deferral Hedge [Member] | Natural gas purchases and sales [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	0	0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	0
Fair Value, Inputs, Level 3 [Member] | Regulatory Deferral Hedge [Member] | Heavy fuel oil purchases [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	0	1
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability		0
Fair Value, Inputs, Level 3 [Member] | Regulatory Deferral Hedge [Member] | Power purchases [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	0	0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	0	0
Fair Value, Inputs, Level 3 [Member] | Regulatory Deferral Hedge [Member] | Physical natural gas purchases and sales [Member]
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability		0
Fair Value, Inputs, Level 3 [Member] | Held for Trading Hedge [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	34	39
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	183	389
Fair Value, Inputs, Level 3 [Member] | Held for Trading Hedge [Member] | Power swaps [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	9	0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability		0
Fair Value, Inputs, Level 3 [Member] | Held for Trading Hedge [Member] | Power swaps and physical contracts [Member]
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	(4)
Fair Value, Inputs, Level 3 [Member] | Held for Trading Hedge [Member] | Natural gas swaps, futures, forwards, physical contracts [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	25	39
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	187	389
Fair Value, Inputs, Level 3 [Member] | Other Derivatives Hedge [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability		0
Fair Value, Inputs, Level 3 [Member] | Other Derivatives Hedge [Member] | Foreign Exchange Forward [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	$ 0
Fair Value, Inputs, Level 3 [Member] | Other Derivatives Hedge [Member] | Interest Rate Swap [Member]
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability		$ 0